SEGMENTED INFORMATION	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Segment Reporting [Abstract]
SEGMENTED INFORMATION [Text Block]

16. SEGMENTED INFORMATION

The Company defines its major geographic operating segments as Oregon and Nevada. Due to the jurisdictional cannabis compliance issues ever-present in the industry, each state operation is by nature operationally segmented.

Key decision makers primarily review revenue, cost of sales expense, and gross margin as the primary indicators of segment performance. As the Company continues to expand via acquisition, the segmented information will expand based on management's agreed upon allocation of costs beyond gross margin.

A summary of the Company's segmented operational activity and balances from continuing operations for the year ended March 31, 2024 is as follows:

	Nevada	Corporate	Total
	$	$	$
Total revenue	4,464,950	-	4,464,950
Gross profit	1,776,300	-	1,776,300
Operating income (expenses):
General and administration	(745,101)	(406,204)	(1,151,305)
Sales, marketing, and promotion	(21,581)	-	(21,581)
Operating lease cost	(106,283)	-	(106,283)
Depreciation and amortization	(191,873)	(15,352)	(207,225)
Interest expense and others	9,207	22,191	31,398
Net income (loss) from continuing operations before income tax expense	720,669	(399,365)	321,304

A summary of the Company's segmented operational activity and balances from continuing operations for the year ended January 31, 2024 is as follows:

	Nevada	Corporate	Total
	$	$	$
Total revenue	28,285,200	-	28,285,200
Gross profit	11,149,766	-	11,149,766
Operating income (expenses):
General and administration	(4,773,840)	(2,763,393)	(7,537,233)
Sales, marketing, and promotion	(75,561)	-	(75,561)
Operating lease cost	(633,840)	-	(633,840)
Depreciation and amortization	(1,316,170)	(92,806)	(1,408,976)
Share-based compensation	-	(22,128)	(22,128)
Impairment loss	(1,202,227)	-	(1,202,227)
Gain on termination of sales-type lease and disposal of licenses	-	503,544	503,544
Interest expense and others	(29,387)	(485,301)	(514,688)
Net income (loss) from continuing operations before income tax expense	3,118,741	(2,860,084)	258,657

Segmented information pertaining to discontinued operations is contained within Note 4.

Entity-wide disclosures

All revenue for the years ended March 31, 2024 and January 31, 2024 was earned in the United States.

For the years ended March 31, 2024 and January 31, 2024, no customer represented more than 10% of the Company's net revenue. As at March 31, 2024 and January 31, 2024, no customer represented more than 10% of the Company's receivables.

A summary of the Company's the long-lived tangible assets disaggregation by geographic area is as follows:

	March 31, 2024	January 31, 2024
	$	$
Nevada	11,637,758	11,762,392
Discontinued operations (Oregon)	500,000	500,000
	12,137,758	12,262,392

16. SEGMENTED INFORMATION

The Company defines its major geographic operating segments as Oregon and Nevada. Due to the jurisdictional cannabis compliance issues ever-present in the industry, each state operation is by nature operationally segmented.

Key decision makers primarily review revenue, cost of sales expense, and gross margin as the primary indicators of segment performance. As the Company continues to expand via acquisition, the segmented information will expand based on management's agreed upon allocation of costs beyond gross margin.

A summary of the Company's segmented operational activity and balances from continuing operations for the year ended January 31, 2024 is as follows:

	Nevada	Corporate	Total
	$	$	$
Total revenue	28,285,200	-	28,285,200
Gross profit	11,149,766	-	11,149,766
Operating income (expenses):
General and administration	(4,773,840)	(2,763,393)	(7,537,233)
Sales, marketing, and promotion	(75,561)	-	(75,561)
Operating lease cost	(633,840)	-	(633,840)
Depreciation and amortization	(1,316,170)	(92,806)	(1,408,976)
Share-based compensation	-	(22,128)	(22,128)
Impairment loss	(1,202,227)	-	(1,202,227)
Gain on termination of sales-type lease and disposal of licenses	-	503,544	503,544
Interest expense and others	(29,387)	(485,301)	(514,688)
Net income (loss) from continuing operations before income tax expense	3,118,741	(2,860,084)	258,657

Segmented information pertaining to discontinued operations is contained within Note 4.

A summary of the Company's segmented operational activity and balances from continuing operations for the year ended January 31, 2023 is as follows:

	Nevada	Corporate	Total
	$	$	$
Total revenue	28,888,410	-	28,888,410
Gross profit	13,401,146	-	13,401,146
Operating income (expenses):		-
General and administration	(4,397,477)	(2,798,925)	(7,196,402)
Sales, marketing, and promotion	(83,672)	-	(83,672)
Operating lease cost	(591,375)	-	(591,375)
Depreciation and amortization	(1,270,092)	(94,926)	(1,365,018)
Share-based compensation	-	(209,441)	(209,441)
Impairment loss	-	(20,726)	(20,726)
Interest expense and others	(31,327)	288,123	256,796
Net income (loss) from continuing operations before income tax expense	7,027,203	(2,835,895)	4,191,308

Segmented information pertaining to discontinued operations (Oregon) is contained within Note 4.

Entity-wide disclosures

All revenue for the years ended January 31, 2024 and 2023 was earned in the United States.

For the years ended January 31, 2024 and 2023, no customer represented more than 10% of the Company's net revenue. As at January 31, 2024 and 2023, no customer represented more than 10% of the Company's receivables.

A summary of the Company's the long-lived tangible assets disaggregation by geographic area is as follows:

	January 31, 2024	January 31, 2023
	$	$
Nevada	11,762,392	11,321,662
Discontinued operations (Oregon)	500,000	1,748,286
Other	-	703
	12,262,392	13,070,651